Short-Term Government Securities Fund Performance Management - Short-Term Government Securities Fund	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a regulatory benchmark that is a broad measure of market performance and a performance benchmark that more closely aligns with the Fund's investment strategy.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available at no cost by visiting www.homesteadadvisers.com or by calling 800.258.3030.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a regulatory benchmark that is a broad measure of market performance and a performance benchmark that more closely aligns with the Fund's investment strategy.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	During the periods shown in the chart, the Fund’s best and worst quarters were as follows:Best Quarter:Q4 - 2023 | 3.23%Worst Quarter:Q1 - 2022 | -2.93%
Performance Table Heading	Average Annual Total Returns periods ended 12/31/2024
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as individual retirement accounts ("IRAs") or employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as individual retirement accounts ("IRAs") or employer-sponsored retirement plans.
Performance Table Closing [Text Block]	For the Fund’s current yield, call 800.258.3030.
Money Market Seven Day Yield, Caption [Optional Text]	For the Fund’s current yield
Money Market Seven Day Yield Phone	800.258.3030
Performance Availability Website Address [Text]	www.homesteadadvisers.com
Performance Availability Phone [Text]	800.258.3030
Short-Term Government Securities Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.93%)
Lowest Quarterly Return, Date	Mar. 31, 2022